INVESTMENTS IN NONCONSOLIDATED AFFILIATES (Details 1) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred revenues from unconsolidated affiliates	$ 5,888	$ 5,658	$ 9,052
Concord Energy Partners [Member]
Ownership percentage		25.00%	25.00%
Concord Energy Partners [Member] | Deferred Revenue [Member]
Deferred revenues from unconsolidated affiliates			$ 4,795
Ownership percentage		25.00%	25.00%
Rhode Island Energy Partners [Member]
Ownership percentage		22.75%	22.75%
Rhode Island Energy Partners [Member] | Deferred Revenue [Member]
Deferred revenues from unconsolidated affiliates		$ 4,177	$ 2,776
Ownership percentage		22.75%	22.75%
Rhode Island Energy Partners [Member] | Deferred Revenue from Services [Member]
Deferred revenues from unconsolidated affiliates		$ 1,481	$ 1,481
Ownership percentage		22.75%	22.75%